Inventory, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,193	$ 63,830
Finished goods and merchandise goods	3,041,569	1,526,489
Inventory	$ 3,042,762	$ 1,590,319